EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2025	2024	2025	2024	2025	2024
Business services	11% - 50%	11% - 50%	11% - 50%	11% - 50%	$881	$717
Infrastructure services	13% - 50%	17% - 50%	13% - 50%	17% - 50%	675	969
Industrials	23% - 54%	13% - 54%	23% - 67%	13% - 50%	938	639
Total					$2,494	$2,325
The following table presents the change in the equity accounted investments balance for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$2,325	$2,154
Additions (cash and non-cash)	653	372
Dispositions	(159)	(29)
Share of net income (loss)	42	90
Share of other comprehensive income (loss)	12	(13)
Distributions received	(409)	(206)
Foreign currency translation and other	30	(43)
Balance at end of year	$2,494	$2,325
On May 27, 2025, the partnership invested $168 million of equity in Antylia Scientific, a leading specialty consumables and equipment manufacturer, for a 26% economic interest.
On July 1, 2025, the partnership completed the merger of its returnable plastic packaging operation with a North American packaging solutions provider. As a result, the partnership deconsolidated the net assets of its returnable plastic packaging operation and recognized an equity accounted investment of $180 million representing 45% in the merged business, of which the partnership’s economic interest is 10%.
On October 22, 2025, the partnership invested $146 million of equity in First National, a leading publicly-listed Canadian residential and multi-family mortgage lender, for an 11% economic interest.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services (1)	$5,096	$45,777	$50,873	$2,156	$44,400	$46,556	$4,317
Infrastructure services	2,302	7,352	9,654	1,599	4,635	6,234	3,420
Industrials	1,490	4,255	5,745	950	2,025	2,975	2,770
Total	$8,888	$57,384	$66,272	$4,705	$51,060	$55,765	$10,507
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(1)Includes mortgage receivables and debt related to securitized mortgages at the partnership’s Canadian residential and multi-family mortgage lender.

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$1,629	$6,977	$8,606	$1,853	$4,580	$6,433	$2,173
Infrastructure services	2,350	7,708	10,058	1,452	4,565	6,017	4,041
Industrials	1,257	1,649	2,906	564	1,041	1,605	1,301
Total	$5,236	$16,334	$21,570	$3,869	$10,186	$14,055	$7,515
Certain of the partnership’s equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$2,688	$101	$(3)	$98
Infrastructure services	6,618	(77)	89	12
Industrials	3,455	(34)	(7)	(41)
Total	$12,761	$(10)	$79	$69

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$1,345	$(79)	$(2)	$(81)
Infrastructure services	6,037	(24)	(77)	(101)
Industrials	2,388	130	1	131
Total	$9,770	$27	$(78)	$(51)

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287